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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-002361

ING VP Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Intermediate Bond Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2007 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 19.4%
		Airlines: 0.6%
$13,910,000	C	Delta Airlines, Inc., 7.570%, due 11/18/10	$14,279,106
3,733,000		United AirLines, Inc., 6.932%, due 09/01/11	4,401,431
			18,680,537
		Auto Manufacturers: 0.2%
1,578,075		Ford Motor Co., 8.597%, due 11/29/13	1,534,239
4,659,788		Ford Motor Co., 8.597%, due 11/29/13	4,530,348
			6,064,587
		Banks: 5.3%
7,320,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.494%, due 12/31/49	6,302,549
1,700,000	C	BAC Capital Trust XIV, 5.630%, due 12/31/49	1,618,895
675,807	@@, #	Banco Itau SA, 5.720%, due 09/20/08	667,779
8,327,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	8,329,831
2,800,000	@@, C	Bank of Ireland, 5.500%, due 12/29/49	2,431,932
1,110,000	@@, C, L	Bank of Scotland, 5.625%, due 12/31/49	956,582
379,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	394,043
3,600,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	3,136,532
840,000	@@, C	Barclays O/S Inv, 5.615%, due 11/19/07	717,837
4,870,000	@@, C, L	BNP Paribas, 5.238%, due 09/29/49	4,153,516
9,751,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	9,014,058
2,568,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	2,470,357
2,230,000	@@, C	Den Norske Bank ASA, 5.813%, due 11/29/49	1,795,221
6,186,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	6,727,955
2,000	C	Fleet Capital Trust II, 7.920%, due 12/11/26	2,078
2,966,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	2,778,742
8,370,000	@@, C	Hongkong & Shanghai Banking Corp., Ltd., 5.500%, due 07/29/49	6,570,450
9,590,000	@@, C, L	HSBC Bank PLC, 5.538%, due 06/29/49	7,640,033
5,300,000	@@, C	HSBC Bank PLC, 5.625%, due 06/29/49	4,209,084
5,490,000	@@, C	Lloyds TSB Bank PLC, 5.523%, due 08/29/49	4,364,550
6,810,000	@@, C	Lloyds TSB Bank PLC, 5.688%, due 06/29/49	5,755,431
5,490,000	@@, C	Lloyds TSB Bank PLC, 5.750%, due 11/29/49	4,768,136
2,819,000	@@, #, C	Lloyds TSB Group PLC, 6.267%, due 11/13/49	2,582,813
6,355,000	@@, C, L	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	6,621,186
1,140,000	@@, C, L	National Westminster Bank PLC, 5.563%, due 08/29/49	980,769
710,000	@@, C	National Westminster Bank PLC, 5.688%, due 11/29/49	566,225
4,649,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	4,401,710
4,530,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	4,176,125
4,285,000	C	RBS Capital Trust I, 5.512%, due 12/31/49	4,014,895
6,747,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	6,355,897
11,010,000	@@, C, L	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	9,401,747
2,748,000	@@, #, C	Royal Bank of Scotland Group PLC, 6.990%, due 10/05/17	2,797,464
918,000	@@	Royal Bank of Scotland Group PLC, 7.640%, due 09/29/17	961,054
2,570,000	@@, C	Societe Generale, 5.469%, due 11/29/49	2,146,937
7,140,000	@@, C	Standard Chartered PLC, 5.500%, due 07/29/49	5,346,075
1,150,000	@@, C, L	Standard Chartered PLC, 5.588%, due 01/29/49	879,750
3,240,000	@@, C, L	Standard Chartered PLC, 5.588%, due 12/29/49	2,425,951
11,480,000	@@, C, L	Standard Chartered PLC, 5.625%, due 11/29/49	8,782,200
6,705,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	6,858,940
1,280,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	1,257,121
5,333,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	5,301,306
3,150,000	@@, C	Westpac Banking Corp., 5.306%, due 09/30/49	2,680,874
2,498,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	2,176,867
			165,521,497
		Beverages: 0.1%
BRL 7,664,000	@@, #	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	3,888,445
			3,888,445
		Chemicals: 0.4%
$1,410,000	Z	Stauffer Chemical, 4.950%, due 04/15/10	1,246,962
2,420,000	Z	Stauffer Chemical, 5.840%, due 04/15/18	1,330,734
2,970,000	Z	Stauffer Chemical, 7.370%, due 04/15/17	1,733,381
7,254,000	L	Union Carbide Corp., 7.750%, due 10/01/96	7,686,425
			11,997,502
		Diversified: 0.4%
2,828,000	C	Istar Financial, Inc., 5.150%, due 03/01/12	2,619,265
1,272,000	C	Istar Financial, Inc., 5.500%, due 06/15/12	1,188,517
3,398,000	C	Istar Financial, Inc., 5.850%, due 03/15/17	3,011,488
1,027,000	C	Liberty Property LP, 6.375%, due 08/15/12	1,053,168
1,433,000		Liberty Property LP, 6.625%, due 10/01/17	1,432,913
3,533,000	C	Liberty Property LP, 7.750%, due 04/15/09	3,640,817
			12,946,168
		Diversified Financial Services: 5.9%
16,520,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	15,868,782
1,006,000	@@, #	Alpine III, 6.080%, due 08/16/14	1,009,351
1,006,000	@@, #	Alpine III, 6.480%, due 08/16/14	1,009,709
1,507,000	@@, #	Alpine III, 8.280%, due 08/16/14	1,517,472
2,576,000	@@, #	Alpine III, 11.530%, due 08/16/14	2,638,344
17,659,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	18,630,245
4,546,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	4,710,729
6,814,000	@@, S	Eksportfinans A/S, 5.125%, due 10/26/11	6,934,397

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$2,890,000	@@, C	Financiere CSFB NV, 5.375%, due 03/29/49	$2,473,118
8,272,000		Ford Motor Credit Co., 8.000%, due 12/15/16	7,750,707
3,669,000		Ford Motor Credit Co., 8.110%, due 01/13/12	3,469,964
7,223,000		Ford Motor Credit Co., 9.810%, due 04/15/12	7,482,544
5,852,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	5,776,644
8,048,000	C	Goldman Sachs Group, Inc., 5.793%, due 12/31/49	7,623,017
4,369,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	5,037,282
1,394,000	C	Lehman Brothers Capital Trust VII, 5.857%, due 11/29/49	1,329,410
6,391,000	C	Lehman Brothers Holdings Capital Trust VIII, 6.371%, due 05/29/49	6,006,338
8,668,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	8,066,432
6,907,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	6,891,307
5,605,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	5,336,717
2,560,000	@@, C	Paribas, 5.375%, due 12/31/49	2,168,824
1,183,111	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	1,167,598
5,098,039	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	5,140,607
9,196,161	#, C	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	8,759,344
7,674,691	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	7,406,077
861,518	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	887,973
6,029,000	C, L	Residential Capital, LLC, 7.500%, due 04/17/13	4,873,596
8,607,000	C	Southern Star Central Corp., 6.750%, due 03/01/16	8,273,479
9,082,000	@@, #	TNK-BP Finance SA, 7.500%, due 07/18/16	9,042,039
32,846,336	#, Z	Toll Road Investors Partnership II LP, 16.700%, due 02/15/45	4,479,419
2,981,000	#, C	Twin Reefs Pass-Through Trust, 6.122%, due 12/10/49	2,366,139
6,653,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	6,880,127
2,105,000	#, C	Wachovia Capital Trust V, 7.965%, due 06/01/27	2,191,915
			183,199,646
		Electric: 1.7%
12,447,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	12,867,086
1,542,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	1,765,369
9,149,000	@@, #, C	Intergen NV, 9.000%, due 06/30/17	9,652,195
1,403,771	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	1,424,260
5,310,000	C	Nevada Power Co., 5.950%, due 03/15/16	5,216,326
3,310,000	C	Nevada Power Co., 6.750%, due 07/01/37	3,343,901
8,873,000	C	NorthWestern Corp., 5.875%, due 11/01/14	8,662,737
1,325,000	C, L	Reliant Energy, Inc., 7.625%, due 06/15/14	1,341,563
661,000	C, L	Reliant Energy, Inc., 7.875%, due 06/15/17	668,436
8,677,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	8,885,257
			53,827,130
		Energy — Alternate Sources: 0.4%
4,000,000		Greater Ohio Ethanol, LLC, 8.864%, due 12/31/13	3,920,000
4,900,000		Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	4,820,375
3,837,000	#	White Pine Hydro, LLC, 6.310%, due 07/10/17	3,913,870
			12,654,245
		Gas: 0.8%
7,368,000	@@, #, C, S	Nakilat, Inc., 6.067%, due 12/31/33	7,132,003
1,494,000	@@, #, C	Nakilat, Inc., 6.267%, due 12/31/33	1,454,702
16,171,000	C	Southern Union Co., 7.200%, due 11/01/66	16,325,579
			24,912,284
		Insurance: 0.5%
9,566,000	@@, C	Aegon NV, 5.862%, due 12/31/49	7,581,055
1,741,000	#, C	North Front Pass-Through Trust, 5.810%, due 12/15/24	1,696,545
6,528,000	@@, C	XL Capital, Ltd., 6.500%, due 12/15/49	6,107,864
			15,385,464
		Media: 0.1%
3,351,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	3,581,381
			3,581,381
		Multi-National: 0.1%
4,459,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	4,264,490
			4,264,490
		Oil & Gas: 0.7%
2,475,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	2,346,298
1,588,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	1,670,163
3,779,000	C	Marathon Oil Corp., 6.600%, due 10/01/37	3,901,742
4,129,000	C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	4,275,480
4,608,000	#	Pemex Project Funding Master Trust, 6.994%, due 06/15/10	4,700,160
4,908,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	4,693,751
			21,587,594
		Pipelines: 0.2%
1,893,000	C, L	Northwest Pipeline Corp., 7.000%, due 06/15/16	1,975,819
2,894,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	2,922,940
			4,898,759
		Regional Malls: 0.5%
975,000	C	Rouse Co., 7.200%, due 09/15/12	983,147
14,834,000	#, C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13	14,625,330
			15,608,477
		Retail: 0.6%
935,000	#, C	Rite Aid Corp., 9.375%, due 12/15/15	874,225
5,599,000	#, C	Rite Aid Corp., 9.500%, due 06/15/17	5,263,060
2,008,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	1,767,006
9,396,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	9,783,237
			17,687,528
		Savings & Loans: 0.1%
1,600,000	#, C	Washington Mutual Preferred Funding Delaware, 6.534%, due 12/31/49	1,469,251
			1,469,251

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications: 0.6%
$9,173,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	$9,354,451
4,648,000	@@, C	Rogers Wireless, Inc., 7.250%, due 12/15/12	4,926,620
780,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	754,827
4,178,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	4,020,009
			19,055,907
		Water: 0.2%
2,455,000	#	White Pine Hydro Portfolio, LLC, 6.960%, due 07/10/37	2,506,739
3,936,000	#	White Pine Hydro Portfolio, LLC, 7.260%, due 07/20/15	4,040,021
			6,546,760
		Total Corporate Bonds/Notes (Cost $617,990,413)	603,777,652

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 20.2%
		Federal Home Loan Mortgage Corporation: 10.9%
$2,074,639	C, S	4.500%, due 12/15/16	$2,050,558
7,583,000	C, S	4.500%, due 02/15/20	7,038,565
8,450,321	C, S	5.000%, due 08/15/16	8,372,227
9,369,000	C, S	5.000%, due 12/15/17	9,240,461
1,621,000	C, S	5.000%, due 05/15/20	1,573,827
6,135,126	C, S	5.000%, due 08/15/21	6,104,059
7,694,000	C, S	5.000%, due 04/15/23	7,157,440
6,104,721	C, S	5.000%, due 09/15/31	5,642,930
2,317,000	C, S	5.000%, due 02/15/32	2,221,177
13,713,220	C, S	5.000%, due 03/15/32	13,088,499
6,181,000	C, S	5.000%, due 04/15/32	6,022,788
7,576,000	C, S	5.000%, due 08/15/32	7,343,149
11,016,000	C, S	5.000%, due 12/15/32	10,654,428
5,986,495	C, S	5.000%, due 02/15/35	5,852,983
1,291,173	S	5.001%, due 04/01/35	1,269,234
20,656,000	S, Z	5.230%, due 03/15/31	6,158,876
15,675,000	C, S	5.250%, due 03/15/12	15,769,991
21,200,182	C, S	5.500%, due 08/15/20	20,065,869
3,877,000	C, S	5.500%, due 12/15/20	3,853,323
12,728,922	C, S	5.500%, due 11/15/22	12,671,308
11,420,000	C, S	5.500%, due 09/15/32	11,210,211
2,326,000	C, S	5.500%, due 10/15/32	2,278,806
2,068,000	C, S	5.500%, due 11/15/32	2,048,333
1,100,000	C, S	5.500%, due 04/15/33	1,080,618
2,511,000	C, S	5.500%, due 06/15/33	2,436,783
6,815,000	C, S	5.500%, due 07/15/33	6,721,517
17,333,000	W	5.500%, due 11/15/34	16,967,378
2,473,507	S	5.500%, due 06/01/36	2,398,060
16,472,246	C, S	6.000%, due 01/15/29	16,718,782
58,204,000	W	6.000%, due 11/01/33	58,231,298
15,847,887	S	6.000%, due 02/01/36	15,925,533
19,356,031	C, S	6.103%, due 05/15/33	19,211,931
28,320,000	W	6.500%, due 10/01/37	28,828,882
1,417,563	S	7.000%, due 09/01/26	1,467,039
496,325	S	7.500%, due 11/01/28	520,815
			338,197,678
		Federal National Mortgage Corporation: 9.1%
4,131,000	W	4.500%, due 10/15/18	3,978,669
439,338	C, S	4.750%, due 12/25/42	438,270
1,216,538	S	4.926%, due 04/01/35	1,206,200
38,551,000	W	5.000%, due 10/15/18	37,785,994
5,590,589	S	5.000%, due 02/25/29	5,558,077
59,233,000	W	5.000%, due 11/15/34	56,484,233
4,490,334	S	5.000%, due 01/01/36	4,225,788
3,389,353	S	5.000%, due 04/01/36	3,189,670
4,736,888	S	5.000%, due 05/01/37	4,457,816
36,326,927	S	5.000%, due 08/01/37	34,186,736
1,420,153	S	5.055%, due 07/01/35	1,400,026
1,058,968	S	5.222%, due 08/01/35	1,049,926
2,597,374	S	5.381%, due 07/25/36	2,594,020
7,859,000	C, S	5.400%, due 03/26/12	7,892,393
19,877	S	5.500%, due 11/01/16	19,913
102,059	S	5.500%, due 12/01/16	102,244
15,879	S	5.500%, due 04/01/17	15,894
36,662	S	5.500%, due 02/01/18	36,697
12,641	S	5.500%, due 06/01/18	12,641
60,159	S	5.500%, due 10/01/18	60,217
3,538,000	S	5.500%, due 05/25/30	3,450,006
17,062,000	W	5.500%, due 11/13/33	16,702,094
10,603,660	S	5.500%, due 01/25/36	10,275,274
2,578,820	S	5.500%, due 07/01/36	2,500,966
13,270,506	S	5.500%, due 12/25/36	12,725,434
10,421,593	S	5.500%, due 02/25/37	10,285,523
7,067,000	C, S	5.550%, due 03/29/10	7,085,282
130,844	S	6.000%, due 06/01/16	132,903
16,545	S	6.000%, due 08/01/16	16,806
252,445	S	6.000%, due 10/01/16	256,418
303,135	S	6.000%, due 01/01/17	307,886
127,863	S	6.000%, due 02/01/17	129,862
634,703	S	6.000%, due 04/01/17	644,624
414,864	S	6.000%, due 05/01/17	421,348

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Corporation (continued)
$171,455	S	6.000%, due 06/01/17	$174,135
302,018	S	6.000%, due 07/01/17	306,739
517,149	S	6.000%, due 08/01/17	525,245
1,606,714	S	6.000%, due 09/01/17	1,631,829
6,970	S	6.000%, due 10/01/17	7,079
384,951	S	6.000%, due 11/01/17	391,009
8,433	S	6.000%, due 02/01/18	8,565
365,853	S	6.000%, due 04/01/18	370,843
104,661	S	6.000%, due 09/01/18	106,114
126,564	S	6.000%, due 11/01/18	128,321
157,755	S	6.000%, due 12/01/18	160,237
8,620,987	S	6.000%, due 07/25/29	8,766,470
4,577,300	S	6.000%, due 04/25/31	4,684,492
28,623,000		6.000%, due 11/15/34	28,636,424
2,307,832	S	6.500%, due 08/01/29	2,368,943
451,000		6.500%, due 10/01/31	459,245
212,798	S	6.500%, due 01/01/32	218,157
142,069	S	6.500%, due 09/01/32	145,525
402,674	S	6.500%, due 10/01/32	412,467
14,938	S	7.000%, due 08/01/25	15,557
4,267	S	7.000%, due 11/01/25	4,444
54,264	S	7.000%, due 12/01/25	56,513
94,234	S	7.000%, due 02/01/26	98,138
200,663	S	7.000%, due 03/01/26	209,006
80,067	S	7.000%, due 01/01/30	83,453
2,638,587	S	7.000%, due 06/01/31	2,749,700
836		7.250%, due 07/01/27	844
11,209	S	7.500%, due 11/01/29	11,755
57,010	S	7.500%, due 10/01/30	59,688
104,841	S	7.500%, due 11/01/30	109,767
1,525,337	C, S	7.500%, due 01/25/48	1,583,472
245,805	S	10.000%, due 02/25/19	274,763
			284,388,789
		Government National Mortgage Association: 0.2%
72,981	S	6.125%, due 12/20/29	73,763
108,406	S	6.375%, due 04/20/28	109,410
2,439,327	S	6.500%, due 10/15/31	2,500,520
406,864	S	7.000%, due 04/15/26	426,944
172,436	S	7.000%, due 05/15/32	180,586
27,175	S	7.500%, due 04/15/22	28,524
6,210	S	7.500%, due 05/15/22	6,519
6,499	S	7.500%, due 06/15/22	6,822
1,381		7.500%, due 08/15/22	1,449
6,535	S	7.500%, due 06/15/24	6,865
8,181	S	7.500%, due 01/15/26	8,598
2,041	S	7.500%, due 07/15/26	2,145
29,207	S	7.500%, due 03/15/29	30,667
40,899	S	7.500%, due 04/15/29	42,944
107,261	S	7.500%, due 08/15/29	112,623
9,803	S	7.500%, due 09/15/29	10,293
21,190	S	7.500%, due 10/15/29	22,249
39,138	S	7.500%, due 12/15/29	41,098
7,441	S	7.500%, due 01/15/30	7,809
61,619	S	7.500%, due 02/15/30	64,669
681		7.500%, due 02/15/30	714
43,511	S	7.500%, due 05/15/30	45,666
22,412	S	7.500%, due 06/15/30	23,522
1,473	S	7.500%, due 07/15/30	1,546
859		7.500%, due 07/15/30	902
23,645	S	7.500%, due 07/15/30	24,816
477		7.500%, due 08/15/30	500
42,080	S	7.500%, due 08/15/30	44,163
136		7.500%, due 08/15/30	143
11,046	S	7.500%, due 10/15/30	11,593
2,995		7.500%, due 11/15/30	3,139
1,769		7.500%, due 01/15/31	1,856
1,471	S	7.500%, due 02/15/31	1,543
657		7.500%, due 02/15/31	689
21,123	S	7.500%, due 02/15/31	22,161
614		7.500%, due 02/15/31	644
17,664	S	7.500%, due 03/15/31	18,532
12,490	S	7.500%, due 04/15/31	13,104
1,596	S	7.500%, due 09/15/31	1,675
386,976	S	7.500%, due 12/15/31	406,110
59,635	S	7.500%, due 01/15/32	62,592
68,871	S	7.500%, due 03/15/32	72,258
1,210		7.500%, due 04/15/32	1,268
36,832	S	7.500%, due 05/15/32	38,600
983		7.500%, due 06/15/32	1,030
91,775	S	7.500%, due 06/15/32	96,181
			4,579,444
		Total U.S. Government Agency Obligations (Cost $628,168,411)	627,165,911

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 28.8%
		U.S. Treasury Bonds: 3.2%
$61,016,000	L	4.750%, due 08/15/17	$61,855,031
39,270,000	L	4.750%, due 02/15/37	38,739,266
			100,594,297
		U.S. Treasury Notes: 21.9%
363,277,000	L	4.000%, due 08/31/09	363,646,089
289,034,000	L	4.125%, due 08/31/12	287,950,412
28,758,000	L	4.500%, due 05/15/10	29,128,719
33,000	L	4.875%, due 06/30/09	33,505
			680,758,725
		Treasury Inflation Indexed Protected Securities: 3.7%
13,832,000	L	2.375%, due 04/15/11	14,614,518
14,043,000	L	2.375%, due 01/15/17	14,613,817
54,005,000	L	2.375%, due 01/15/25	60,223,744
20,184,000	L	3.875%, due 01/15/09	26,168,872
			115,620,951
		Total U.S. Treasury Obligations
		(Cost $893,900,549)	896,973,973
ASSET-BACKED SECURITIES: 3.2%
		Automobile Asset-Backed Securities: 0.0%
450,238	C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	448,699
			448,699
		Credit Card Asset-Backed Securities: 0.2%
6,000	C, S	Bank One Issuance Trust, 4.540%, due 09/15/10	5,984
4,167,000	C, S	Citibank Credit Card Issuance Trust, 5.650%, due 09/20/19	4,152,678
			4,158,662
		Home Equity Asset-Backed Securities: 1.5%
10,593,000	C, S	GSAA Trust, 5.242%, due 06/25/34	10,559,202
2,021,000	C, S	GSAA Trust, 5.882%, due 09/25/36	2,051,547
9,441,000	C, S	GSAA Trust, 6.040%, due 07/25/36	9,576,915
3,328,000	#, C, S	Irwin Home Equity, 5.960%, due 08/25/37	3,319,457
350,262	C, S	Merrill Lynch Mortgage Investors, Inc., 5.491%, due 07/25/34	339,743
9,285,000	C, S	Morgan Stanley Mortgage Loan Trust, 5.858%, due 01/25/47	9,197,890
535,461	C, S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	531,869
1,425,716	C, S	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	1,419,683
3,393,000	C, S	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	3,357,675
4,000,000	C, S	Specialty Underwriting & Residential Finance, 5.331%, due 12/25/36	3,891,605
1,294,664	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	1,260,542
500,000	C, S	Wells Fargo Home Equity Trust, 4.430%, due 05/25/34	486,377
			45,992,505
		Other Asset-Backed Securities: 1.5%
298,404	C, S	Amortizing Residential Collateral Trust, 5.631%, due 05/25/32	293,742
872,573	C, S	Bear Stearns Asset-Backed Securities, Inc., 5.531%, due 07/25/36	848,283
262,748	C, S	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	262,986
2,029	C, S	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	1,987
767,593	C, S	Chase Funding Mortgage Loan, 5.431%, due 07/25/33	754,277
827,977	C, S	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	824,705
6,668,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	6,518,981
4,266,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	4,232,024
3,360,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	3,361,576
2,876,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	2,835,558
3,375,000	C, S	Equity One, Inc., 5.050%, due 09/25/33	3,223,411
676,420	C, S	Fannie Mae, 5.271%, due 04/25/35	676,442
2,471,440	C, S	First Horizon Asset Back Trust, 5.261%, due 09/25/29	2,403,247
6,265,000	@@, #, C, S	Hudson Mezzanine Funding, 6.454%, due 06/12/42	939,750
3,512,023	C, S	Lehman XS Trust, 5.411%, due 08/25/35	3,416,675
466,924	C, S	Long Beach Mortgage Loan Trust, 5.461%, due 01/25/46	440,196
1,439,176	C, S	Merrill Lynch Mortgage Investors, Inc., 5.311%, due 09/25/36	1,416,656
5,845,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.331%, due 01/25/37	5,744,285
2,065,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	2,049,567
1,095	C	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	1,082
1,540,286	C, S	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	1,530,511
1,380,000	C, S	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	1,370,113
107,902	C, S	Residential Asset Mortgage Products, Inc., 5.441%, due 06/25/33	107,088
3,395,452	C, S	Structured Asset Securities Corp., 4.910%, due 06/25/33	3,359,214
954,978	C, S	Structured Asset Securities Corp., 6.000%, due 03/25/34	955,354
			47,567,710
		Total Asset-Backed Securities
		(Cost $104,206,527)	98,167,576
COLLATERALIZED MORTGAGE OBLIGATIONS: 31.1%
812,880	C, S	American Home Mortgage Assets, 5.773%, due 02/25/47	761,409
10,173,369	C, S	American Home Mortgage Assets, 5.903%, due 11/25/46	9,974,670
4,779,326	C, S	American Home Mortgage Assets, 5.983%, due 09/25/46	4,505,260
5,245,274	C, S	American Home Mortgage Investment Trust, 5.421%, due 11/25/45	5,094,120
7,484,045	#	Astoria Depositor Corp., 7.902%, due 05/01/21	7,689,856
10,809,459	C, S	Banc of America Alternative Loan Trust, 6.288%, due 11/25/21	11,018,055
8,545,315	C, S	Banc of America Alternative Loan Trust, 6.496%, due 04/25/37	8,673,473
138,236,233	C, S, ^	Banc of America Commercial Mortgage, Inc., 0.465%, due 01/15/49	3,036,387
781,000	C, S	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	769,167
385,000	C, S	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	375,594
3,941,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	3,861,732

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,612,000	C, S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	$7,548,995
2,735,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	2,715,854
4,017,918	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	4,003,843
4,150,000	C, S	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	4,093,304
3,295,000	C, S	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	3,094,522
970,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	1,008,068
11,262,192	C, S	Banc of America Funding Corp., 5.256%, due 09/20/35	10,866,695
19,498,738	C, S	Banc of America Funding Corp., 5.652%, due 06/20/37	19,173,109
6,517,523	C, S	Banc of America Funding Corp., 5.706%, due 05/20/47	6,457,135
7,488,682	C, S	Banc of America Funding Corp., 5.706%, due 06/20/47	7,326,177
5,459,338	C, S	Banc of America Funding Corp., 5.750%, due 09/20/34	5,396,952
5,330,698	C, S	Banc of America Funding Corp., 5.846%, due 05/20/36	5,332,271
5,629,358	C, S	Banc of America Mortgage Securities, Inc., 5.177%, due 09/25/35	5,532,740
1,995,068	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	1,977,624
2,125,091	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	1,987,777
4,047,028	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	4,044,679
2,913,859	C, S	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	2,951,041
9,934,876	C, S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/46	10,103,508
1,436,685	C, S	Bear Stearns Alternative-A Trust, 5.451%, due 07/25/34	1,432,441
405,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	398,348
1,206,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.565%, due 07/11/42	1,184,390
5,802,000	S	Bear Stearns Commercial Mortgage Securities, 5.660%, due 09/11/41	5,540,762
3,221,000	C, S	Bear Stearns Commercial Mortgage Securities, 7.780%, due 02/15/32	3,383,744
722,922	C, S	Capco America Securitization Corp., 6.260%, due 10/15/30	728,303
279,000	C, S	Capco America Securitization Corp., 6.460%, due 10/15/30	282,485
5,802,725	C, S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	6,015,098
11,312,524	C, S	Chase Mortgage Finance Corp., 5.409%, due 12/25/35	11,149,865
7,142,355	C, S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	7,130,910
9,650,270	C, S	Chaseflex Trust, 6.500%, due 02/25/37	9,800,200
4,228,259	C, S	Citigroup Mortgage Loan Trust, Inc., 5.616%, due 04/25/37	4,161,533
6,216,284	C, S	Citigroup Mortgage Loan Trust, Inc., 5.939%, due 06/25/36	6,260,934
11,915,338	C, S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	11,930,476
24,270,308	C, S	Citigroup Mortgage Loan Trust, Inc., 6.067%, due 08/25/36	24,325,115
2,528,810	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	2,533,823
819,000	C, S	Commercial Mortgage Pass-Through Certificates, 3.600%, due 03/10/39	804,802
2,670,640	C, S	Countrywide Alternative Loan Trust, 5.371%, due 11/25/46	2,610,965
12,513,799	C, S	Countrywide Alternative Loan Trust, 5.413%, due 10/25/35	12,313,025
423,447	C, S	Countrywide Alternative Loan Trust, 5.431%, due 02/25/35	420,817
1,781,103	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	1,767,154
5,838,008	C, S	Countrywide Alternative Loan Trust, 5.831%, due 09/25/36	5,839,783
7,964,677	C, S	Countrywide Alternative Loan Trust, 5.863%, due 11/25/46	7,799,808
1,554,855	C, S	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	1,576,412
4,085,151	C, S	Countrywide Home Loan Mortgage Pass-Through Trust, 5.250%, due 10/25/35	3,860,422
20,590,761	C, S	Countrywide Home Loan Mortgage Pass-Through Trust, 5.750%, due 07/25/37	20,647,334
2,919,185	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	2,858,746
1,083,240	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	1,049,352
2,328,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	2,277,860
1,552,209	C, S	Credit Suisse First Boston Mortgage Securities Corp., 5.000%, due 08/25/20	1,524,453
4,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.790%, due 04/15/62	4,274
3,809,663	C, S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	3,917,749
21,073	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	21,229
60,525	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	62,397
11,842,362	C, S	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	11,619,680
4,292,293	C, S	First Horizon Asset Securities, Inc., 5.500%, due 12/25/35	4,281,556
3,400,000	C, S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	3,563,402
4,803,213	C, S	Freddie Mac, 6.403%, due 04/15/32	4,844,715
136,168,971	C, S, ^	GE Capital Commercial Mortgage Corp., 0.674%, due 06/10/48	2,268,412
1,527,020	C, S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	1,507,403
793,000	C, S	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	782,196
301,000	C, S	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	298,376
1,021,547	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	1,032,177
3,356,338	C, S	GMAC Mortgage Corp. Loan Trust, 4.585%, due 10/19/33	3,292,300
8,260,344	C, S	GMAC Mortgage Corp. Loan Trust, 5.259%, due 03/18/35	7,970,264
4,834,101	C, S	GMAC Mortgage Corp. Loan Trust, 5.460%, due 11/19/35	4,741,655
109,384,412	#, C, S, ^	Greenwich Capital Commercial Funding Corp., 0.512%, due 03/10/39	2,488,178
6,606,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	6,622,272
3,280,000	C, S	Greenwich Capital Commercial Funding Corp., 5.534%, due 03/10/39	3,084,632
1,660,000	C, S	Greenwich Capital Commercial Funding Corp., 5.554%, due 03/10/39	1,552,532
1,325,000	C, S	Greenwich Capital Commercial Funding Corp., 5.613%, due 03/10/39	1,206,437
1,254,728	#, C, S	GS Mortgage Securities Corp. II, 5.481%, due 01/25/35	1,240,671
4,390,000	C, S	GS Mortgage Securities Corp. II, 5.814%, due 04/10/38	4,114,710
3,009,652	C, S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	2,968,736
1,341,798	C, S	Harborview Mortgage Loan Trust, 5.853%, due 01/19/35	1,317,025
822,559	C, S	Homebanc Mortgage Trust, 5.561%, due 08/25/29	822,792
15,000,000	C, S	JPMorgan Alternative Loan Trust, 5.301%, due 08/25/36	14,935,899
1,153,132	S	JPMorgan Alternative Loan Trust, 5.509%, due 01/25/36	1,153,300
389,030,897	C, S, ^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.090%, due 01/12/43	543,710
743,954	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	732,269
3,890,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	3,826,428
5,461,048	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	5,377,515
1,402,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, due 03/15/46	1,380,281
978,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.455%, due 05/15/47	933,685
1,951,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	1,825,567
4,589,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	4,711,975
672,211	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.024%, due 04/15/45	681,656

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,005,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	$4,106,568
27,515,938	C, S	JPMorgan Mortgage Trust, 5.405%, due 11/25/35	27,361,274
28,103,439	C, S, ^	LB-UBS Commercial Mortgage Trust, 0.676%, due 02/15/40	929,454
1,794,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	1,761,462
6,291,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	6,198,114
499,000	C, S	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	491,490
1,707,000	C, S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	1,668,792
2,276,000	C, S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	2,262,422
2,551,595	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	2,542,743
1,066,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	996,354
2,050,000	C, S	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	2,045,258
2,416,000	C, S	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	2,394,312
3,322,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	3,330,336
6,517,000	C, S	LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40	6,454,059
4,256,000	C, S	LB-UBS Commercial Mortgage Trust, 5.456%, due 04/15/40	3,965,759
2,358,000	C, S	LB-UBS Commercial Mortgage Trust, 5.516%, due 11/15/38	2,168,213
1,693,000	C, S	LB-UBS Commercial Mortgage Trust, 5.533%, due 02/15/40	1,583,191
3,386,000	C, S	LB-UBS Commercial Mortgage Trust, 5.563%, due 02/15/40	3,151,562
15,233,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	15,912,873
11,696,950	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	12,309,542
3,752,000	C, S	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	3,772,882
159,118	C, S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	158,769
902,898	C, S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	912,518
105,243,253	S, ^	Merrill Lynch Mortgage Trust, 0.216%, due 10/12/41	2,049,023
92,309,229	#, C, S, ^	Merrill Lynch Mortgage Trust, 0.358%, due 11/12/35	519,673
2,725,000	C, S	Merrill Lynch Mortgage Trust, 4.892%, due 02/12/42	2,698,391
19,377,395	C, S, ^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.735%, due 08/12/48	770,486
1,445,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.479%, due 08/12/48	1,343,367
1,617,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.509%, due 08/12/48	1,496,172
1,240,691	C, S	MLCC Mortgage Investors, Inc., 5.361%, due 04/25/29	1,229,345
536,749	C, S	MLCC Mortgage Investors, Inc., 5.451%, due 01/25/29	534,273
8,245,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	8,180,591
1,346,614	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	1,308,409
1,000,712	C, S	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	999,933
74,240	C, S	MortgageIT Trust, 5.501%, due 11/25/35	71,567
3,764,000	C, S	New York Mortgage Trust, Inc., 5.651%, due 05/25/36	3,794,863
1,804,000	C, S	Nomura Asset Securities Corp., 6.690%, due 03/15/30	1,919,808
2,240,081	C, S	Prime Mortgage Trust, 5.631%, due 02/25/35	2,215,774
4,566,000		PRLM, 7.000%, due 09/28/37	4,555,955
2,697,087	C, S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	2,631,324
14,626,195	C, S	RAAC Series, 5.250%, due 09/25/34	14,380,862
1,682,982	C, S	Residential Accredit Loans, Inc., 5.361%, due 05/25/46	1,639,942
13,807,965	C, S	Residential Accredit Loans, Inc., 5.500%, due 05/25/34	12,961,134
4,328,358	C, S	Residential Accredit Loans, Inc., 5.783%, due 09/25/46	4,058,511
1,339,987	C, S	Residential Funding Mortgage Security I, 5.581%, due 05/25/33	1,331,903
8,768,102	C, S	Residential Funding Mortgage Security I, 6.000%, due 06/25/36	8,815,391
821,184	C, S	Sequoia Mortgage Trust, 5.766%, due 01/20/35	817,736
937,140	C, S	Structured Adjustable Rate Mortgage Loan Trust, 5.441%, due 07/25/35	920,728
1,182,591	C, S	Structured Adjustable Rate Mortgage Loan Trust, 5.933%, due 05/25/36	1,170,204
1,566,490	C, S	Structured Asset Mortgage Investments, Inc., 5.743%, due 04/19/35	1,560,331
6,761,748	C, S	Structured Asset Mortgage Investments, Inc., 7.647%, due 12/27/35	6,779,860
1,433,888	C, S	Structured Asset Securities Corp., 5.500%, due 07/25/33	1,398,200
2,300,224	C, S	Thornburg Mortgage Securities Trust, 5.481%, due 12/25/33	2,285,248
2,295,155	C, S	Thornburg Mortgage Securities Trust, 5.501%, due 09/25/44	2,291,004
610,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	612,796
1,336,000	#, C, S	Wachovia Bank Commercial Mortgage Trust, 5.385%, due 10/15/44	1,205,181
11,328,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.385%, due 10/15/44	10,418,410
4,782,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 3.798%, due 06/25/34	4,681,611
4,089,606	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.000%, due 12/25/18	4,014,679
8,462,550	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.421%, due 09/25/46	8,246,983
1,133,859	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.441%, due 01/25/45	1,114,170
8,858,803	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.497%, due 01/25/37	8,849,646
1,918,085	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.531%, due 08/25/45	1,882,996
7,967,280	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.683%, due 03/25/47	7,791,753
15,611,012	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.693%, due 06/25/37	15,558,790
20,146,603	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.704%, due 06/25/37	19,978,194
1,388,748	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.731%, due 07/25/36	1,382,929
9,375,237	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.743%, due 04/25/47	8,941,633
13,261,153	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	13,343,114
13,594,094	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.753%, due 04/25/47	13,319,031
18,001,449	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.753%, due 05/25/47	17,565,823
1,713,488	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.777%, due 10/25/46	1,702,976
6,005,319	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.793%, due 07/25/47	5,786,363
6,324,158	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.823%, due 11/25/46	6,195,832
2,761,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.824%, due 10/25/36	2,759,945
10,906,584	C	Washington Mutual Mortgage Pass-Through Certificates, 5.876%, due 07/25/37	10,803,483
13,633,167	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.893%, due 07/25/37	13,837,191
9,877,521	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.920%, due 07/25/37	9,904,699
9,253,597	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.943%, due 09/25/46	9,115,154
6,931,735	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.953%, due 05/25/46	6,667,733
878,407	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.953%, due 06/25/46	862,761
1,485,815	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.973%, due 07/25/46	1,454,415
1,045,165	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.983%, due 06/25/44	1,030,918
3,665,036	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.000%, due 06/25/34	3,649,585
7,270,719	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.000%, due 07/25/36	7,321,699

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,671,000		C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	$6,585,287
5,950,000		C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	5,718,559
8,438,000		C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.785%, due 07/25/34	8,279,437
4,275,086		C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.893%, due 08/25/34	4,210,781
6,486,226		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.000%, due 12/25/33	6,160,448
10,083,890		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.111%, due 03/25/36	9,892,617
9,818,038		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.386%, due 08/25/35	9,685,628
5,645,811		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 12/25/35	5,497,191
6,190,745		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 01/25/36	6,010,316
20,317,283		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.649%, due 12/25/36	20,286,305
8,344,718		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.941%, due 11/25/36	8,356,628
9,602,155		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.948%, due 10/25/36	9,617,883
10,724,423		C, S	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 06/25/36	10,775,983
			Total Collateralized Mortgage Obligations
			(Cost $974,884,866)	966,996,943
MUNICIPAL BONDS: 0.5%
			California: 0.2%
6,482,000		C, S	City of San Diego, 7.125%, due 06/01/32	6,342,637
				6,342,637
			Michigan: 0.3%
10,060,000		S	Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	9,729,630
				9,729,630
			Total Municipal Bonds
			(Cost $16,694,005)	16,072,267
OTHER BONDS: 0.3%
			Foreign Government Bonds: 0.3%
MXN	56,870,000	@@	Mexican Bonos, 8.000%, due 12/17/15	5,227,928
$3,202,000		@@	Mexico Government International Bond, 6.750%, due 09/27/34	3,490,180
			Total Other Bonds
			(Cost $8,703,288)	8,718,108

Shares			Value
PREFERRED STOCK: 1.3%
		Banks: 0.2%
248,050	@@, #, P	Santander Finance Preferred SA Unipersonal	$5,131,534
			5,131,534
		Diversified Financial Services: 0.4%
182,000	P	Deutsche Bank Capital Trust II	4,340,700
302,625	P	Merrill Lynch & Co., Inc.	6,945,244
			11,285,944
		Insurance: 0.5%
324,192	@@, P	Aegon NV	7,213,272
126,500	@@, P	Aegon NV - Series 1	2,865,225
285,147	P	Metlife, Inc.	7,040,279
			17,118,776
		Sovereign: 0.2%
302,000	P	Fannie Mae	7,550,000
			7,550,000
		Total Preferred Stock
		(Cost $44,472,157)	41,086,254

# of Contracts		Value
PURCHASED OPTIONS: 0.1%
	Purchased Options: 0.1%
492	Call Option CME
	90-Day Eurodollar Future 06/08
	Strike @ $95.00-Exp 06/16/08	$870,225
833	Call Option CME
	90-Day Eurodollar Future 03/08
	Strike @ $95.00-Exp 03/17/08	1,150,581
1,954	Call Option CME
	90-Day Eurodollar Future 12/07
	Strike @ $95.00-Exp 12/17/07	1,306,738
1,954	Call Option CME
	90-Day Eurodollar Future 12/07
	Strike @ $95.50-Exp 12/17/07	329,738
	Total Purchased Options
	(Cost $2,125,020)	3,657,282
	Total Long-Term Investments
	(Cost $3,291,145,236)	3,262,615,966

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 28.5%
		Mutual Fund: 1.4%
44,725,000	**, S	ING Institutional Prime Money Market Fund		$44,725,000
		Total Mutual Fund
		(Cost $44,725,000)		44,725,000
		Repurchase Agreement: 0.1%
3,011,000	S	Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $3,012,229 to be received upon repurchase (Collateralized by $3,111,000 Federal Home Loan Mortgage Corporation, 4.500%, Market Value plus accrued interest $3,071,366, due 07/16/13)		3,011,000
		Total Repurchase Agreement
		(Cost $3,011,000)		3,011,000
		Securities Lending Collateralcc: 27.0%
838,792,374		Bank of New York Mellon Corp. Institutional Cash Reserves		838,792,374
		Total Securities Lending Collateral
		(Cost $838,792,374)		838,792,374
		Total Short-Term Investments
		(Cost $886,528,374)		886,528,374
		Total Investments in Securities
		(Cost $4,177,673,610)	133.4%	$4,149,144,340
		Other Assets and Liabilities — Net	(33.4)	(1,039,620,649)
		Net Assets	100.0%	$3,109,523,691

@@	Foreign Issuer
&	Payment-in-kind
MASTR	Mortgage Asset Securitization Transaction, Inc.
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
**	Investment in affiliate
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
BRL	Brazilian Real
MXN	Mexican Peso

*	Cost for federal income tax purposes is $4,181,281,219.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$14,431,926
	Gross Unrealized Depreciation	(43,572,696)
	Net Unrealized Depreciation	$(29,140,770)

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

At September 30, 2007 the following forward currency contracts were outstanding for the ING VP Intermediate Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
			USD
Switzerland Francs
CHF 18,135,022	Buy	10/11/07	15,134,400	15,590,241	$455,841
					$455,841
British Pound Sterling
GBP 7,563,937	Sell	10/11/07	15,263,494	15,472,056	$(208,562)
British Pound Sterling
GBP 7,612,870	Sell	10/11/07	15,264,505	15,572,149	(307,644)
					$(516,206)

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING VP Intermediate Bond Portfolio Open Futures Contracts on September 30, 2007

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)

Long Contracts
90-Day Eurodollar	758	$180,934,600	03/17/08	$(24,262)
90-Day Eurodollar	758	181,332,550	09/15/08	122,276
90-Day Sterling	1506	363,319,881	03/19/08	1,086,377
Euro-Schatz	1439	212,087,781	12/06/07	174,425
U.S. Treasury 2-Year Note	2321	480,555,808	12/31/07	583,124
U.S. Treasury 5-Year Note	1	107,031	12/31/07	(252)
U.S. Treasury 10-Year Note	790	86,332,188	12/19/07	72,088
U.S. Treasury Long Bond	298	33,180,438	12/19/07	(84,558)
				$1,929,218

Short Contracts
90-Day Eurodollar	758	(181,190,425)	03/16/09	(345,832)
90-Day Eurodollar	758	(180,773,525)	09/14/09	(190,694)
				$(536,526)

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING VP Intermediate Bond Portfolio Written Options Open on September 30, 2007

	Exercise		Expiration	# of	Premium
Description/Name of Issuer	Price		Date	Contracts	Received	Value

Call Option CME
90-Day Eurodollar Future 12/07	USD	95.250	12/17/07	3908	$771,830	$(1,392,225)
					$771,830	$(1,392,225)

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING VP Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on September 30, 2007:

							Unrealized
		Buy/Sell	(Pay)/Receive	Termination		Notional	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date		Amount	(Depreciation)
Barclays Bank PLC	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.390)	09/20/12	USD	5,827,000	$3,319
JPMorgan Chase Bank N.A., New York	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.430)	09/20/12	USD	3,153,000	(3,820)
Lehman Brothers Special Financing Inc.	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.400)	09/20/12	USD	6,305,000	783
UBS AG	Australia & New Zealand Banking Group 4.450%, 02/05/15	Buy	(0.350)	09/20/17	USD	5,233,000	35,594
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.320)	09/20/17	USD	6,645,000	155,993
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.660)	09/20/17	USD	6,826,000	(23,121)
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.650)	09/20/17	USD	3,151,000	(8,184)
UBS AG	Bank of Scotland 5.125%, 12/05/13	Buy	(0.410)	09/20/17	USD	5,233,000	85,636
Citibank N.A., New York	Belo Corp. 8.000%, 11/01/08	Buy	(0.930)	09/20/12	USD	3,505,000	21,880
Citibank N.A., New York	Belo Corp. 8.000%, 11/01/08	Buy	(1.400)	09/20/14	USD	3,501,000	384
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.250)	09/20/17	USD	6,645,000	99,213
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	1,410,000	(8,963)
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	3,151,000	(20,789)
UBS AG	Burlington Northern Santa Fe Corp. 4.300%, 07/01/13	Buy	(0.350)	09/20/12	USD	8,729,000	(48,852)
Citibank N.A., New York	CDX.EM.6 Index	Buy	(1.400)	12/20/11	USD	9,301,000	55,317
Citibank N.A., New York	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	17,909,000	(506,747)
Citibank N.A., New York	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	17,993,000	(672,785)
Citibank N.A., New York	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	4,550,000	(69,557)
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	14,567,000	(522,832)
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	11,229,000	(211,899)
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	14,271,138	(482,878)
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	11,636,000	(178,207)
UBS AG	CDX.NA.HY.8 Index	Buy	(2.750)	06/20/12	USD	10,911,000	(191,501)
UBS AG	CDX.NA.HY.8 Index	Sell	2.750	06/20/12	USD	13,822,000	631,720
UBS AG	CDX.NA.HY.8 Index	Buy	(2.750)	06/20/12	USD	14,015,000	(327,539)
Citibank N.A., New York	CDX.NA.HY.9 Index	Buy	(3.750)	12/20/12	USD	81,581,000	—
Citibank N.A., New York	CDX.NA.IG.8 Index	Buy	(0.350)	06/20/12	USD	425,000	(1,087)
Lehman Brothers Special Financing Inc.	CDX.NA.IG.8 Index	Buy	(0.350)	06/20/12	USD	63,370,000	(436,274)
Lehman Brothers Special Financing Inc.	CDX.NA.IG.8 Index	Buy	(0.350)	06/20/12	USD	63,370,000	(383,692)
Lehman Brothers Special Financing Inc.	CDX.NA.IG.8 Index	Buy	(0.350)	06/20/12	USD	28,535,000	(176,157)
UBS AG	CDX.NA.IG.8 Index	Buy	(0.350)	06/20/12	USD	11,318,000	(33,088)
Citibank N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.730)	09/20/12	USD	8,176,000	(114,238)
Citibank N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.720)	09/20/12	USD	1,083,000	(14,650)
Merrill Lynch International	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.740)	09/20/12	USD	3,114,000	(44,896)
Citibank N.A., New York	CMS Energy Corp. 6.875%, 12/15/15	Sell	0.820	03/20/12	USD	1,040,000	(4,593)
Merrill Lynch International	CMS Energy Corp. 6.875%, 12/15/15	Sell	0.840	03/20/12	USD	5,710,000	(20,644)
Citibank N.A., New York	Computer Sciences Corp. 5.000%, 02/15/13	Buy	(0.780)	09/20/17	USD	12,736,000	(102,454)
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	2,758,500	(96,739)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600	09/20/11	USD	2,761,000	91,931
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Sell	0.240	06/20/08	USD	21,978,000	(12,603)
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.725)	06/20/12	USD	7,693,000	20,477
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.600)	08/20/12	USD	5,850,000	(213,317)
Citibank N.A., New York	Federative Republic of Brazil 12.250%, 03/06/30	Sell	0.240	07/20/08	USD	14,080,000	(3,427)
Citibank N.A., New York	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.740)	07/20/12	USD	3,522,000	4,090
Lehman Brothers Special Financing Inc.	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.800)	07/20/12	USD	6,292,000	(10,867)
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.780)	07/20/12	USD	14,517,500	(8,547)
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.860)	08/20/12	USD	4,079,000	(13,811)
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.150)	08/20/12	USD	10,111,000	31,586
Citibank N.A., New York	First Data Corp. 4.700%, 08/01/13	Buy	(5.350)	12/20/12	USD	7,311,000	—
Citibank N.A., New York	First Data Corp. 4.700%, 08/01/13	Buy	(5.900)	12/20/17	USD	4,133,000	—
Lehman Brothers Special Financing Inc.	First Data Corp. 4.700%, 08/01/13	Buy	(5.450)	12/20/12	USD	6,002,000	—
Merrill Lynch International	First Data Corp. 4.700%, 08/01/13	Buy	(5.450)	12/20/12	USD	9,001,000	—
Barclays Bank PLC	Gannett Co. 6.375%, 04/01/12	Buy	(0.780)	09/20/14	USD	5,612,000	(706)
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.690)	06/20/14	USD	8,772,000	33,553
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.860)	09/20/14	USD	2,745,000	(13,138)
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.770)	09/20/14	USD	3,501,000	1,599
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.810)	09/20/14	USD	3,503,000	(6,563)
Barclays Bank PLC	Georgia-Pacific Corp. 7.750%, 11/15/29	Sell	3.000	09/20/12	USD	2,907,000	10,592
Citibank N.A., New York	Georgia-Pacific Corp. 7.750%, 11/15/29	Sell	4.200	09/20/12	USD	3,240,000	172,601
UBS AG	Georgia-Pacific Corp. 7.750%, 11/15/29	Sell	3.000	09/20/12	USD	1,179,000	4,296
Lehman Brothers Special Financing Inc.	Harrah’s Operating Co., Inc. 5.625%, 06/01/15	Sell	0.600	03/20/08	USD	28,308,000	(66,121)
UBS AG	HSBC Bank PLC 4.250%, 03/18/16	Buy	(0.400)	09/20/17	USD	5,233,000	16,486
UBS AG	LCDX.NA.8 Index	Sell	1.200	06/20/12	USD	55,238,846	1,268,652
UBS AG	LCDX.NA.8 Index	Sell	1.200	06/20/12	USD	14,620,000	1,673,990
UBS AG	LCDX.NA.8 Index	Buy	(1.200)	06/20/12	USD	27,619,423	(1,962,820)
UBS AG	LCDX.NA.8 Index	Buy	(1.200)	06/20/12	USD	4,651,692	(367,639)
Merrill Lynch International	Lennar Corp. 5.950%, 03/01/13	Buy	(2.300)	09/20/12	USD	6,352,000	241,403
UBS AG	Lennar Corp. 5.950%, 03/01/13	Buy	(1.230)	09/20/12	USD	15,118,000	1,238,866
UBS AG	Lennar Corp. 5.950%, 03/01/13	Buy	(1.400)	09/20/12	USD	13,384,000	1,006,955
Barclays Bank PLC	Merrill Lynch & Co. 5.000%, 01/15/15	Buy	(0.860)	09/20/12	USD	15,503,000	(166,384)
UBS AG	Merrill Lynch & Co. 5.000%, 01/15/15	Buy	(0.830)	09/20/12	USD	2,808,000	(26,422)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Sell	2.200	06/20/12	USD	1,495,500	12,323
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(2.450)	12/20/17	USD	8,363,000	143,855
Credit Suisse International	Norbord Inc. 7.250%, 07/01/12	Buy	(1.450)	06/20/14	USD	9,317,000	469,751
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(1.500)	06/20/12	USD	1,495,500	30,359
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(2.400)	12/20/17	USD	3,325,000	68,495
UBS AG	Norfolk Southern Corp. 7.700%, 05/15/17	Buy	(0.400)	09/20/12	USD	8,729,000	(63,590)
Lehman Brothers Special Financing Inc.	Radian Group Inc. 5.375%, 06/15/15	Sell	3.900	09/20/14	USD	13,533,900	281,911
UBS AG	Radian Group Inc. 5.375%, 06/15/15	Buy	(0.850)	09/20/14	USD	13,533,900	1,719,091
Citibank N.A., New York	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.290)	09/20/17	USD	6,645,000	80,915
UBS AG	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.400)	09/20/17	USD	5,233,000	17,121
Citibank N.A., New York	Simon Property Group LP 6.350%, 08/28/12	Buy	(0.380)	09/20/12	USD	1,445,000	5,337
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	1,410,000	(5,547)
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	3,151,000	(12,396)
UBS AG	Societe Generale 6.625%, 04/27/15	Buy	(0.380)	09/20/17	USD	5,233,000	33,621
Citibank N.A., New York	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.670)	09/20/17	USD	1,410,000	8,403
UBS AG	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.420)	09/20/17	USD	5,233,000	133,933
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)	03/20/14	USD	2,105,000	29,219
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.890)	03/20/14	USD	6,218,000	136,447
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.020)	03/20/14	USD	6,015,000	89,958
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	5,447,000	118,302
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.600)	09/20/17	USD	5,813,000	13,349
UBS AG	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	5,820,000	124,584
UBS AG	Toll Bros Finance Corp. 6.875%, 11/15/12	Buy	(1.000)	06/20/12	USD	13,620,000	842,810
UBS AG	Union Pacific Corp. 6.625%, 02/01/29	Buy	(0.410)	09/20/12	USD	8,729,000	(59,394)
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33	Sell	0.160	07/20/08	USD	21,337,000	6,514
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33	Buy	(0.355)	07/20/12	USD	2,668,000	10,464
UBS AG	United Mexican States 7.500%, 04/08/33	Buy	(0.620)	08/20/12	USD	10,673,000	(76,297)
Barclays Bank PLC	UST Inc. 6.625%, 07/15/12	Buy	(0.300)	03/20/14	USD	5,814,000	(7,899)
Bear Stearns Credit Products Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.280)	03/20/14	USD	15,391,000	(3,724)
Bear Stearns Credit Products Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.380)	03/20/17	USD	12,313,000	9,533
Morgan Stanley Capital Services Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.420)	03/20/17	USD	5,814,000	(12,951)
UBS AG	UST Inc. 6.625%, 07/15/12	Buy	(0.280)	03/20/14	USD	817,000	(198)
UBS AG	UST Inc. 6.625%, 07/15/12	Buy	(0.380)	03/20/17	USD	1,000,000	774
UBS AG	Westpac Banking Corp. 5.875%, 04/29/18	Buy	(0.350)	09/20/17	USD	5,233,000	12,134
Morgan Stanley Capital Services Inc.	Weyerhaeuser Co. 6.75%, 03/15/12	Buy	(0.880)	03/20/17	USD	5,814,000	65,838
Citibank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.580)	03/20/14	USD	1,083,000	12,047
JPMorgan Chase Bank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.640)	03/20/14	USD	6,191,000	48,510
Lehman Brothers Special Financing Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.570)	03/20/14	USD	6,218,000	72,577
Morgan Stanley Capital Services Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.600)	03/20/14	USD	11,701,000	117,337
Barclays Bank PLC	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.780	09/20/12	USD	5,906,000	39,861
Lehman Brothers Special Financing Inc.	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.780	09/20/12	USD	4,980,000	33,611
Lehman Brothers Special Financing Inc.	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.770	09/20/12	USD	12,455,000	78,552
UBS AG	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.790	09/20/12	USD	4,096,000	29,456
Citibank N.A., New York	Williams Partners LP 7.500%, 06/15/11	Sell	1.030	03/20/12	USD	7,035,351	44,306
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)	09/20/16	USD	5,501,000	(24,316)
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)	09/20/16	USD	11,002,000	(48,631)
							$3,954,720

Item 2.	Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2007